Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
May 29, 2011
Number of stock plans that no longer issue shares	4
Maximum terms of awards	10
Vesting period, years minimum	one
Vesting period, years maximum	four
Director Compensation Program [Member]
Shares available for issuance	100
Annual award common stock, fair value	$ 0.1
2002 Plan [Member]
Shares available for issuance	18,300
Vesting period, years minimum	3
Vesting period, years maximum	5
2000 Plan [Member]
Shares available for issuance	5,400
Vesting period, years minimum	3
Vesting period, years maximum	5
RARE Plan [Member]
Shares available for issuance	3,900
Director Stock Plan [Member]
Shares available for issuance	375
1995 Plan [Member]
Shares available for issuance	33,300
Vesting period, years minimum	three
Vesting period, years maximum	five